SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
General And Administrative Expenses
Salaries and related costs	$ 528	[1]
Professional services	67		2
Vehicle expenses	7
Rent and building maintenance	5
Others	25
General and administrative expense	$ 632		$ 2

[1]	includes stock-based compensation of $485,000.